Income Taxes (Details 3) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Apr. 02, 2011	Jun. 30, 2012	Jul. 02, 2011	Jul. 03, 2010
Net operating loss carryforwards
Portion of net operating loss carryforwards, when realized, will be credited to additional paid-in-capital		$ 81.5
Undistributed earnings of certain foreign subsidiaries		186.1
Estimated additional U.S. income or foreign withholding taxes that would have to be provided if earnings of foreign subsidiaries were repatriated to the U.S.		8.2
Increase (decrease) in deferred tax asset valuation allowances	(34.9)	25.8	(91.4)	26.0
Deferred tax valuation allowance release			(34.9)
Valuation allowance attributable to pre-fiscal 2006 windfall stock option deductions		514.7
Reconciliation of unrecognized tax benefits
Balance at the beginning of the period		64.0	65.2	69.3
Additions based on the tax positions related to the current year		3.4	3.6	1.1
Reductions for lapse of statute of limitations or for audit settlements		(1.9)	(3.6)	(7.3)
Reductions due to foreign currency rate fluctuation		(1.5)	(0.5)
Reductions based on the tax positions related to the prior year			(0.7)	(0.6)
Reductions based on change of tax rate		(2.7)
Additions due to foreign currency rate fluctuation				2.7
Balance at the end of the period		61.3	64.0	65.2
Portion of unrecognized tax benefits, if recognized, would impact the effective tax rate		3.8
Portion of unrecognized tax benefits, if recognized, would impact the valuation allowance		57.5
Accrued interest and penalties related to unrecognized tax benefits		23.0	23.8
Reduction in accrued interest and penalties related to unrecognized tax benefits		0.8
Federal
Net operating loss carryforwards
Research and other tax credit carryforwards		74.5
State
Net operating loss carryforwards
Research and other tax credit carryforwards		37.3
Foreign
Net operating loss carryforwards
Research and other tax credit carryforwards		$ 47.4